Summary of Significant Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Significant Accounting Policies
Net income attributable to Focus Media	$ 238,077,856	$ 162,677,038	$ 184,273,477
Increase in Focus Media's additional paid-in capital due to partial disposal of subsidiaries		33,783	3,817,579
Decrease in Focus Media's additional paid-in capital due to incremental acquisition of shares in a subsidiary	(374,974)
Net transfers (to) from non-controlling interest	(374,974)	33,783	3,817,579
Change from net income attributable to Focus Media and transfers (to) from noncontrolling interest	$ 237,702,882	$ 162,710,821	$ 188,091,056